MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2013
MAJOR CUSTOMERS
Schedule of details of customers accounting for 10% or more of total net revenues

	Years Ended December 31
	2011	2012	2013
	$	$	$
Company A	43,259,305	56,430,779	220,566,017
Company B	—	—	196,538,334